Term Borrowings (Schedule Of Annual Principal Repayment Requirements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long Term Debt [Abstract]
2014	$ 166
2015	804,166
2016	250,646
2017	925
2018	7,360
2019 and after	$ 635,369